Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Reserved For Future Issuance
Common Stock
As of June 30, 2025, the Company had authorized 280,000,000 shares of its common stock and each holder is entitled to one vote per share. The Company has the following shares of common stock reserved for future issuance, on an as-if
converted basis (in thousands):

June 30, 2025
Redeemable convertible preferred stock	93,963
Outstanding stock options	81,457
Shares available for issuance under equity incentive plan	7,410
Redeemable convertible preferred stock warrants	1,969
Common stock warrants	1,424

Total	186,223

The Company has the following shares of common stock reserved for future issuance, on an as-if
converted basis (in thousands):

December 31, 2024
Redeemable convertible preferred stock	93,963
Outstanding stock options	74,211
Shares available for issuance under equity incentive plan	2,175
Redeemable convertible preferred stock warrants	1,969
Common stock warrants	1,433

Total	173,751

Schedule of Common Stock Warrants
Common Stock Warrants
The Company has issued common stock warrants in connection with entering into advisory and services agreements as well as debt arrangements, which all met the conditions for equity classification.
As of June 30, 2025, outstanding warrants to purchase the Company’s common stock were as follows (in thousands, except price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
Warrants issued with debt arrangement	168	$0.34	January 2029
Warrants issued with advisory agreement	1,167	$0.01	March 2026
Warrants issued with 2022 Equipment Facility	46	$0.84	July 2032
Warrants issued with services agreement	43	$0.01	February 2026 and 2027

Total outstanding	1,424

The Company has issued common stock warrants in connection with entering into advisory and services agreements as well as debt arrangements. As of December 31, 2024, outstanding warrants to purchase the Company’s common stock were as follows, which all met the conditions for equity classification (in thousands, except price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
Warrants issued with debt arrangement	168	$0.34	January 2029
Warrants issued with advisory agreement	1,167	$0.01	March 2026
Warrants issued with 2022 Equipment Facility	46	$0.84	July 2032
Warrants issued with services agreement	52	$0.01	February 2025 and 2026

Total outstanding	1,433